Inventories	6 Months Ended
Jun. 30, 2026
Inventories [Abstract]
INVENTORIES

5. INVENTORIES

Inventories, net consist of the following:

	June 30, 2026	December 31, 2025
Finished goods	$1,891,633	$1,879,542
Others	722	-
Total	1,892,355	1,879,542

The Company had no write-down of inventories for the six months ended June 30, 2026 and 2025.